Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net loss from continuing operations	$ (1,717,979)	$ (693,477)
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets	(118,671)	(109,178)
Changes in fair value included in inventory sold	106,072	118,707
Depreciation of property, plant and equipment	60,174	60,603
Amortization of intangible assets	33,486	37,473
Share-based compensation	13,757	20,243
Impairment of deposits	0	15,129
Impairment of property, plant and equipment	259,115	282,078
Impairment of loans receivable	5,479	0
Impairment loss (reversal of impairment loss) recognised in profit or loss, loans and advances	10,509	0
Impairment of intangible assets and goodwill	1,199,202	44,942
Accrued interest and accretion expense	30,082	30,493
Accrued interest and accretion expense	(433)	(1,388)
Deferred tax expense (recovery)	(2,193)	(6,443)
Other (gains) losses	(39,604)	(10,575)
Foreign exchange (gain) loss	(1,915)	3,420
Payments	3,131	0
Changes in non-cash working capital	49,950	397
Net cash used in operating activities from discontinued operations	0	(3,001)
Net cash used in operating activities	(109,838)	(210,577)
Investing activities
Investment in derivatives	0	(6,671)
Proceeds from disposal of marketable securities	0
Proceeds from disposal of marketable securities		18,064
Loan receivable	(429)	(6,453)
Purchase of property, plant and equipment and intangible assets	(32,213)	(53,082)
Disposal of property, plant and equipment	19,648	19,241
Proceeds from government grant	0	3,636
Acquisition of businesses, net of cash acquired	(23,171)	0
Payment of contingent consideration	(250)
Deposits	(185)	(3,183)
Net cash provided by investing activities from discontinued operations	0	1,543
Net cash provided by (used in) investing activities	(36,600)	(26,905)
Financing activities
Repayment of long-term loans	0	(117,504)
Repayment of convertible debenture	(163,286)	0
Payments of principal portion of lease liabilities	(7,545)	(5,416)
Restricted cash	(31,578)	(19,394)
Financing fees	0	(1,427)
Shares issued for cash, net of share issue costs	350,188	666,026
Net cash used in financing activities from discontinued operations	0	(331)
Net cash provided by financing activities	147,779	521,954
Effect of foreign exchange on cash and cash equivalents	15,009	(25,194)
Increase in cash and cash equivalents	16,350	259,278
Cash and cash equivalents, beginning of period	421,457	162,179
Cash and cash equivalents, end of period	$ 437,807	$ 421,457